COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
Minimum
Lease Payments Amount
RMB
Year ended March 31:
2016	14,092,657
2017	9,688,776
2018	10,115,305
2019	10,467,905
2020	10,986,576
Thereafter	—

55,351,219

Schedule of future minimum payments under the non-cancelable purchase agreement
Required Payments Amount
RMB
Year ended March 31:
2016	3,456,000
2017	1,152,000

4,608,000